Note 9 - Financial Income and Expenses (Tables)	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Financial income and expenses [text block]
	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
Financial income:
Interest income, bank	$41	$47	$95	$98
Foreign exchange gains	131	—	203	234
Remeasurement of warrant obligation	48	—	172	—
Change in fair value of derivative liability	—	—	5,368	—
Total financial income	220	47	5,838	332
Financial expenses:
Interest expenses	(185)	(177)	(374)	(355)
Interest expenses, lease liabilities	(40)	(44)	(81)	(87)
Remeasurement of warrant obligation	(34)	(57)	(34)	(57)
Change in fair value of derivative liability	(1,654)	—	(1,654)	—
Foreign exchange losses	(123)	—	(139)	(105)
Total financial expenses	(2,036)	(278)	(2,282)	(604)
Net financial items	$(1,816)	$(231)	$3,556	$(272)